Financial Instruments at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Instruments [Abstract]
Financial Instruments at Fair Value Through Profit or Loss
8.	FINANCIAL INSTRUMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS

	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Financial assets-noncurrent
Mandatorily measured at FVTPL
Non-derivatives
Non-listed stocks - domestic	$—	$293
Non-listed stocks - foreign	—	224

Forward exchange contracts	$—	$517

Financial liabilities-current
Held for trading
Derivatives (not designated for hedge)
Forward exchange contracts	$1	$1

Some available-for-sale financial assets under IAS 39 were mandatorily reclassified as FVTPL when applying IFRS 9.

Outstanding forward exchange contracts not designated for hedge as of balance sheet dates were as follows:

		Maturity	Contract Amount
	Currency	Period	(In Millions)
December 31, 2017
Forward exchange contracts - buy	EUR/NT$	2018.03-06	EUR2/NT$69
Forward exchange contracts - buy	US$/NT$	2018.01	US$4/NT$125

December 31, 2018
Forward exchange contracts - buy	EUR/NT$	2019.03-06	EUR5/NT$193
Forward exchange contracts - buy	US$/NT$	2019.01	US$2/NT$62

The Company entered into the above forward exchange contracts to manage its exposure to foreign currency risk due to fluctuations in exchange rates.  However, the aforementioned derivatives did not meet the criteria for hedge accounting.